SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and Marketing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling and Marketing Expense [Abstract]
Advertising Expense	$ 111,304	$ 168,115